Capital Structure Management (Tables)	12 Months Ended
Dec. 31, 2020
Capital Structure Management
Schedule of Capital Structure

	12/31/2020		12/31/2019
	€ millions	% of	€ millions	% of	∆ in %
		Total Equity and		Total Equity and
		Liabilities		Liabilities
/ Equity	29,928	51	30,822	51	-3
/ Current liabilities	12,842	22	14,462	24	-11
/ Non-current liabilities	15,702	27	14,929	25	5
/ Liabilities	28,544	49	29,390	49	-3
Thereof financial debt	13,283	23	13,668	23	-3
Thereof lease liabilities	2,120	4	2,203	4	-4
/ Total equity and liabilities	58,472	100	60,212	100	-3